Leases (Details) - Schedule of amounts relating to leases - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of amounts relating to leases [Abstract]
Right-of-use assets	$ 65,495	$ 31,866
Lease liabilities
Current	27,746	32,879
Non-current	37,903	868
Total	$ 65,649	$ 33,747